Digital Assets - Schedule of Components of Income on Digital Assets Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of Income on Digital Assets Net [Line Items]
Unrealized gains recognized in earnings	$ 605,453		$ 617,152
Commissions to custodian and to asset manager	(4,014)		(7,389)
Realized gains (losses) recognized in earnings
Income on digital assets, net	$ 601,439		$ 609,763